UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31, 2012

Date of reporting period: February 28, 2013

ITEM 1. PORTFOLIO OF INVESTMENTS

Wells Fargo Advantage Conservative Allocation Fund         PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Value
Investment Companies : 99.50%
Affiliated Master Portfolios : 99.50%
Wells Fargo Advantage C&B Large Cap Value Portfolio	$670,902
Wells Fargo Advantage Core Bond Portfolio	4,423,550
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	2,001,079
Wells Fargo Advantage Emerging Growth Portfolio	200,571
Wells Fargo Advantage Equity Value Portfolio	668,328
Wells Fargo Advantage Index Portfolio	2,010,272
Wells Fargo Advantage Inflation-Protected Bond Portfolio	2,210,549
Wells Fargo Advantage International Equity Portfolio	300,563
Wells Fargo Advantage International Growth Portfolio	301,494
Wells Fargo Advantage International Index Portfolio	300,796
Wells Fargo Advantage International Value Portfolio	300,451
Wells Fargo Advantage Large Company Value Portfolio	667,474
Wells Fargo Advantage Managed Fixed Income Portfolio	15,477,917
Wells Fargo Advantage Small Cap Value Portfolio	199,660
Wells Fargo Advantage Small Company Growth Portfolio	200,346
Wells Fargo Advantage Small Company Value Portfolio	200,407
Wells Fargo Advantage Stable Income Portfolio	10,037,163

Total Investment Companies (Cost $39,210,392)	40,171,522

		Yield	Maturity date	Principal
Short-Term Investments : 0.41%
U.S. Treasury Securities : 0.41%
U.S. Treasury Bill #(z)		0.06%	3-7-2013	$165,000	164,998

Total Short-Term Investments (Cost $164,998)					164,998

Total investments in securities (Cost $39,375,390)*	99.91%				40,336,520
Other assets and liabilities, net	0.09				34,994

Total net assets	100.00%				$40,371,514

# All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z) Zero coupon security. Rate represents yield to maturity at time of purchase.
* Cost for federal income tax purposes is $40,778,896 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$0
Gross unrealized depreciation	(442,376)
Net unrealized depreciation	$(442,376)

1

Wells Fargo Advantage Conservative Allocation Fund (the “Fund”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

1

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Investment companies	$0	$40,171,522	$0	$40,171,522
Short-term investments
U.S. Treasury securities	0	164,998	0	164,998

	$0	$40,336,520	0	$40,336,520

As of February 28, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$137,684	$0	$0	$137,684

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of February 28, 2013, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2013, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at February 28, 2013	Unrealized gains (losses)
3-14-2013	6 Long	S&P 500 Index	$2,269,950	$138,273
6-19-2013	14 Short	30-Year U.S. Treasury Bonds	2,012,938	(589)

2

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND     PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Value
Investment Companies : 98.12%
Affiliated Master Portfolios : 98.12%
Wells Fargo Advantage C&B Large Cap Value Portfolio	$12,641,628
Wells Fargo Advantage Core Bond Portfolio	16,223,714
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	37,707,070
Wells Fargo Advantage Emerging Growth Portfolio	3,778,827
Wells Fargo Advantage Equity Value Portfolio	12,546,453
Wells Fargo Advantage Index Portfolio	37,873,894
Wells Fargo Advantage Inflation-Protected Bond Portfolio	8,113,442
Wells Fargo Advantage International Equity Portfolio	5,624,611
Wells Fargo Advantage International Growth Portfolio	5,673,817
Wells Fargo Advantage International Index Portfolio	5,645,463
Wells Fargo Advantage International Value Portfolio	5,635,590
Wells Fargo Advantage Large Company Value Portfolio	12,538,956
Wells Fargo Advantage Managed Fixed Income Portfolio	56,770,150
Wells Fargo Advantage Small Cap Value Portfolio	3,712,288
Wells Fargo Advantage Small Company Growth Portfolio	3,766,564
Wells Fargo Advantage Small Company Value Portfolio	3,746,363
Total Investment Companies (Cost $215,749,799)	231,998,830

Short-Term Investments : 1.83%		Yield	Maturity date	Principal
U.S. Treasury Securities : 1.83%
U.S. Treasury Bill #(z)		0.10%	3-28-2013	$3,815,000	3,814,703
U.S. Treasury Bill #(z)		0.05	3-7-2013	510,000	509,995
Total Short-Term Investments (Cost $4,324,698)					4,324,698

Total investments in securities (Cost $220,074,497)*	99.95%				236,323,528
Other assets and liabilities, net	0.05				118,403

Total net assets	100.00%				$236,441,931

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $230,383,469 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$21,944,425
Gross unrealized depreciation	(16,004,366)

Net unrealized appreciation	$5,940,059

Wells Fargo Advantage Growth Balanced Fund (the “Fund”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$231,998,830	$0	$231,998,830
Short-term investments
U.S. Treasury securities	0	4,324,698	0	4,324,698

	$0	$236,323,528	$0	$236,323,528

As of February 28, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$2,178,929	$0	$0	$2,178,929

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of February 28, 2013, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2013, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at February 28, 2013	Unrealized gains (losses)
3-14-2013	95 Long	S&P 500 Index	$35,940,875	$2,189,323
6-19-2013	247 Short	30-Year U.S. Treasury Bonds	35,513,969	(10,394)

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND         PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Value
Investment Companies : 99.00%
Affiliated Master Portfolios : 99.00%
Wells Fargo Advantage C&B Large Cap Value Portfolio	$5,602,456
Wells Fargo Advantage Core Bond Portfolio	15,079,421
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	16,821,105
Wells Fargo Advantage Emerging Growth Portfolio	1,683,362
Wells Fargo Advantage Equity Value Portfolio	5,600,308
Wells Fargo Advantage Index Portfolio	16,812,755
Wells Fargo Advantage Inflation-Protected Bond Portfolio	7,537,050
Wells Fargo Advantage International Equity Portfolio	2,504,764
Wells Fargo Advantage International Growth Portfolio	2,524,750
Wells Fargo Advantage International Index Portfolio	2,512,061
Wells Fargo Advantage International Value Portfolio	2,509,549
Wells Fargo Advantage Large Company Value Portfolio	5,586,566
Wells Fargo Advantage Managed Fixed Income Portfolio	52,762,443
Wells Fargo Advantage Small Cap Value Portfolio	1,649,428
Wells Fargo Advantage Small Company Growth Portfolio	1,677,472
Wells Fargo Advantage Small Company Value Portfolio	1,669,469
Wells Fargo Advantage Stable Income Portfolio	25,096,524

Total Investment Companies (Cost $158,637,039)	167,629,483

		Yield	Maturity date	Principal
Short-Term Investments : 1.03%
U.S. Treasury Securities : 1.03%
U.S. Treasury Bill #(z)		0.05%	3-7-2013	$1,740,000	1,739,983

Total Short-Term Investments (Cost $1,739,983)					1,739,983

Total investments in securities (Cost $160,377,022)*	100.03%				169,369,466
Other assets and liabilities, net	(0.03)				(52,027)

Total net assets	100.00%				$169,317,439

# All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z) Zero coupon security. Rate represents yield to maturity at time of purchase.
* Cost for federal income tax purposes is $163,026,937 and unrealized appreciation (depreciation)consists of:

Gross unrealized appreciation	$8,813,586
Gross unrealized depreciation	(2,471,057)

Net unrealized appreciation	$6,342,529

1

Wells Fargo Advantage Moderate Balanced Fund (the “Fund”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Investment companies	$0	$167,629,483	$0	$167,629,483
Short-term investments
U.S. Treasury securities	0	1,739,983	0	1,739,983

	$0	$169,369,466	0	$169,369,466

As of February 28, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$1,032,124	$0	$0	$1,032,124

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of February 28, 2013, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2013, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at February 28, 2013	Unrealized gains (losses)
3-14-2013	45 Long	S&P 500 Index	$17,024,625	$1,037,048
6-19-2013	117 Short	30-Year U.S. Treasury Bonds	16,822,406	(4,924)

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND         PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name		Value
Investment Companies : 99.97%
Affiliated Master Portfolios : 99.97%
Wells Fargo Advantage C&B Large Cap Value Portfolio		$288,245,633

Total Investment Companies (Cost $227,550,350)		288,245,633

Total investments in securities (Cost $227,550,350)*	99.97%	288,245,633
Other assets and liabilities, net	0.03	100,918

Total net assets	100.00%	$288,346,551

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage C&B Large Cap Value Fund (the “Fund”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, Level 2 inputs were used in valuing the Fund’s investment in the Investment Companies.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND         PORTFOLIO OF INVESTMENTS —- February 28, 2013 (UNAUDITED)

Security name		Value
Investment Companies : 100.00%
Affiliated Master Portfolios : 100.00%
Wells Fargo Advantage C&B Large Cap Value Portfolio		$32,238,427
Wells Fargo Advantage Diversified Large Cap Growth Portfolio		96,498,265
Wells Fargo Advantage Emerging Growth Portfolio		9,652,258
Wells Fargo Advantage Equity Value Portfolio		32,021,886
Wells Fargo Advantage Index Portfolio		96,691,427
Wells Fargo Advantage International Equity Portfolio		14,212,410
Wells Fargo Advantage International Growth Portfolio		14,496,713
Wells Fargo Advantage International Index Portfolio		14,357,487
Wells Fargo Advantage International Value Portfolio		14,391,746
Wells Fargo Advantage Large Company Value Portfolio		32,057,706
Wells Fargo Advantage Small Cap Value Portfolio		9,379,463
Wells Fargo Advantage Small Company Growth Portfolio		9,633,473
Wells Fargo Advantage Small Company Value Portfolio		9,525,751

Total Investment Companies (Cost $348,216,006)		385,157,012

Total investments in securities (Cost $348,216,006)*	100.00%	385,157,012
Other assets and liabilities, net	0.00	2,623

Total net assets	100.00%	$385,159,635

* Cost for federal income tax purposes is $361,928,103 and unrealized appreciation (depreciation) consists of:
Gross unrealized appreciation	$25,910,661
Gross unrealized depreciation	(2,681,752)

Net unrealized appreciation	$23,228,909

1

Wells Fargo Advantage Diversified Equity Fund (the “Fund”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Diversified Small Cap Fund#         Portfolio of investments — February 28, 2013 (unaudited)

Security name		Value
Investment Companies : 97.60%
Affiliated Master Portfolios : 97.60%
Wells Fargo Advantage Small Company Growth Portfolio		$9,620,874

Total Investment Companies (Cost $8,136,911)		9,620,874

Total investments in securities (Cost $8,136,911)*	97.60%	9,620,874
Other assets and liabilities, net	2.40	236,153

Total net assets	100.00%	$9,857,027

#	After the close of business on March 1, 2013, Wells Fargo Advantage Small Company Growth Fund acquired the net assets of the Fund in a tax-free exchange for shares of Wells Fargo Advantage Small Company Growth Fund. Shareholders of the Fund received corresponding shares of Wells Fargo Advantage Small Company Growth Fund.

*	Cost for federal income tax purposes is $11,136,996 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,483,963
Gross unrealized depreciation	(3,000,085)
Net unrealized depreciation	$(1,516,122)

1

Wells Fargo Advantage Diversified Small Cap Fund (the “Fund”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Security name		Value
Investment Companies : 99.99%
Affiliated Master Portfolios : 99.99%
Wells Fargo Advantage Emerging Growth Portfolio		$883,991,226

Total Investment Companies (Cost $746,617,112)		883,991,226

Total investments in securities (Cost $746,617,112)*	99.99%	883,991,226
Other assets and liabilities, net	0.01	117,983

Total net assets	100.00%	$884,109,209

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage Emerging Growth Fund (the “Fund”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Equity Value Fund#          Portfolio of investments — February 28, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 89.72%
Consumer Discretionary : 12.71%
Auto Components : 2.59%
TRW Automotive Holdings Corporation †	316,500	$18,575,385

Media : 5.86%
Time Warner Incorporated	442,200	23,511,774
Walt Disney Company	339,300	18,522,387

		42,034,161

Specialty Retail : 4.26%
Home Depot Incorporated	344,600	23,605,100
Tiffany & Company	102,800	6,904,048
		30,509,148

Consumer Staples : 10.04%
Beverages : 5.03%
Diageo plc	127,600	15,274,996
Pepsico Incorporated	274,400	20,791,288
		36,066,284

Food Products : 5.01%
The Hershey Company	205,700	17,143,038
Unilever NV ADR	481,200	18,728,304
		35,871,342

Energy : 8.31%
Energy Equipment & Services : 2.04%
Schlumberger Limited	187,300	14,581,305

Oil, Gas & Consumable Fuels : 6.27%
Hess Corporation	234,100	15,567,650
Occidental Petroleum Corporation	230,600	18,985,298
QEP Resources Incorporated	341,800	10,411,228
		44,964,176

Financials : 17.03%
Capital Markets : 6.96%
Charles Schwab Corporation	1,188,600	19,302,864
Franklin Resources Incorporated	113,200	15,989,500
Northern Trust Corporation	273,971	14,567,038
		49,859,402

Commercial Banks : 7.45%
M&T Bank Corporation	158,100	16,140,429
SunTrust Banks Incorporated	556,900	15,364,871
Zions Bancorporation	906,346	21,879,193
		53,384,493

1

Wells Fargo Advantage Equity Value Fund#         Portfolio of investments — February 28, 2013 (unaudited)

Security name	Shares	Value
Diversified Financial Services : 2.62%
JPMorgan Chase & Company	383,900	$18,780,388

Health Care : 8.10%
Health Care Equipment & Supplies : 5.02%
Abbott Laboratories	555,400	18,766,966
Baxter International Incorporated	255,100	17,244,760
		36,011,726

Health Care Providers & Services : 3.08%
CIGNA Corporation	377,400	22,062,804

Industrials : 8.61%
Aerospace & Defense : 3.44%
Boeing Company	270,200	20,778,380
Huntington Ingalls Industries Incorporated	80,171	3,851,415
		24,629,795

Air Freight & Logistics : 2.40%
United Parcel Service Incorporated Class B	208,600	17,240,790

Machinery : 2.77%
Deere & Company	169,900	14,922,317
SPX Corporation	60,950	4,907,084
		19,829,401

Information Technology : 18.20%
Communications Equipment : 2.20%
QUALCOMM Incorporated	240,400	15,777,452

Computers & Peripherals : 4.68%
Apple Incorporated	31,200	13,771,680
EMC Corporation †	858,800	19,760,988
		33,532,668

Internet Software & Services : 1.69%
eBay Incorporated †	222,200	12,149,896

IT Services : 2.54%
International Business Machines Corporation	90,500	18,175,115

Semiconductors & Semiconductor Equipment : 1.84%
Texas Instruments Incorporated	384,600	13,218,702

Software : 5.25%
Intuit Incorporated	289,300	18,654,064
Oracle Corporation	552,900	18,942,354
		37,596,418

Materials : 1.75%
Chemicals : 1.75%
Air Products & Chemicals Incorporated	145,000	12,519,300

2

Wells Fargo Advantage Equity Value Fund#         Portfolio of investments — February 28, 2013 (unaudited)

Security name			Shares	Value
Utilities : 4.97%
Electric Utilities : 4.97%
Nextera Energy Incorporated			295,000	$21,201,650
Northeast Utilities			347,700	14,433,027
				35,634,677

Total Common Stocks (Cost $637,147,312)				643,004,828

Investment Companies : 5.96%
iShares Russell 1000 Value Index Fund			206,200	16,168,142
SPDR S&P 500 ETF Trust			175,200	26,548,056
Total Investment Companies (Cost $42,864,512)				42,716,198

Short-Term Investments : 3.00%

		Yield

Investment Companies : 3.00%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	21,488,611	21,488,611

Total Short-Term Investments (Cost $21,488,611)				21,488,611

Total investments in securities (Cost $701,500,435)*	98.68%			707,209,637
Other assets and liabilities, net	1.32			9,476,907

Total net assets	100.00%			$716,686,544

#	After the close of business on March 1, 2013, Wells Fargo Advantage Intrinsic Value Fund acquired the net assets of the Fund in a tax-free exchange for shares of Wells Fargo Advantage Intrinsic Value Fund. Shareholders of the Fund received corresponding shares of Wells Fargo Advantage Intrinsic Value Fund.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $707,207,488 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,407,893
Gross unrealized depreciation	(10,405,744)

Net unrealized appreciation	$2,149

3

Wells Fargo Advantage Equity Value Fund (the “Fund”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investment in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$643,004,828	$0	$0	$643,004,828
Investment Companies	42,716,198	0	0	42,716,198
Short-term investments
Investment companies	21,488,611	0	0	21,488,611

	$707,209,637	$0	$0	$707,209,637

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE INDEX FUND        PORTFOLIO OF INVESTMENTS —February 28, 2013 (UNAUDITED)

Security name		Value
Investment Companies : 99.99%
Affiliated Master Portfolio : 99.99%
Wells Fargo Advantage Index Portfolio		$2,414,813,523

Total Investment Companies (Cost $1,557,779,975)		2,414,813,523

Total investments in securities (Cost $1,557,779,975)*	99.99%	2,414,813,523
Other assets and liabilities, net	0.01	225,576

Total net assets	100.00%	$2,415,039,099

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage Index Fund (the “Fund”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investment in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage International Value Fund         Portfolio of investments — February 28, 2013 (unaudited)

Security name		Value
Investment Companies : 99.85%
Affiliated Master Portfolios : 99.85%
Wells Fargo Advantage International Value Portfolio		$365,533,960

Total Investment Companies (Cost $373,094,480)		365,533,960

Total investments in securities (Cost $373,094,480)*	99.85%	365,533,960
Other assets and liabilities, net	0.15	563,425

Total net assets	100.00%	$366,097,385

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage International Value Fund (the “Fund”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND         PORTFOLIO  OF INVESTMENTS —

February 28, 2013 (UNAUDITED)

Security name		Value
Investment Companies : 99.98%
Affiliated Master Portfolio : 99.98%
Wells Fargo Advantage Small Company Growth Portfolio		$152,373,865
Total Investment Companies (Cost $168,668,420)		152,373,865

Total investments in securities (Cost $168,668,420)*	99.98%	152,373,865
Other assets and liabilities, net	0.02	31,306

Total net assets	100.00%	$152,405,171

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage Small Company Growth Fund (the “Fund”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investment in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND         PORTFOLIO OF INVESTMENTS —- February 28, 2013 (UNAUDITED

Security name		Value
Investment Companies : 99.93%
Affiliated Master Portfolio : 99.93%
Wells Fargo Advantage Small Company Value Portfolio		$86,281,260
Total Investment Companies (Cost $74,587,714)		86,281,260

Total investments in securities (Cost $74,587,714)*	99.93%	86,281,260
Other assets and liabilities, net	0.07	60,425

Total net assets	100.00%	$86,341,685

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Wells Fargo Advantage Small Company Value Fund (the “Fund”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE CORE BOND FUND         PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name		Value
Investment Companies : 100.14%
Affiliated Master Portfolios : 100.14%
Wells Fargo Advantage Core Bond Portfolio		$3,217,851,011

Total Investment Companies (Cost $3,178,658,600)		3,217,851,011

Total investments in securities (Cost $3,178,658,600)*	100.14%	3,217,851,011
Other assets and liabilities, net	(0.14)	(4,476,842)

Total net assets	100.00%	$3,213,374,169

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage Core Bond Fund (the “Fund”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name		Value
Investment Companies : 100.03%
Affiliated Master Portfolios : 100.03%
Wells Fargo Advantage Inflation-Protected Bond Portfolio		$57,498,905

Total Investment Companies (Cost $51,649,951)		57,498,905

Total investments in securities (Cost $51,649,951)*	100.03%	57,498,905
Other assets and liabilities, net	(0.03)	(18,097)

Total net assets	100.00%	$57,480,808

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage Inflation-Protected Bond Fund (the “Fund”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, Level 2 inputs were used in valuing the Fund’s investment in the Investment Companies.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO         PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name			Value
Investment Companies : 98.52%
Affiliated Master Portfolios : 22.97%
Wells Fargo Advantage Core Bond Portfolio			$128,954,741
Wells Fargo Advantage Emerging Growth Portfolio			6,432,354
Wells Fargo Advantage Equity Value Portfolio			9,614,241
Wells Fargo Advantage International Growth Portfolio			7,797,783
Wells Fargo Advantage Small Company Value Portfolio			6,342,866
			159,141,985
		Shares
Alternative Investment Funds : 5.42%
AQR Managed Futures Strategy Fund		337,721	3,370,460
ING Global Real Estate Fund		673,724	12,396,521
PIMCO CommodityRealReturn Strategy Fund		2,804,880	18,343,918
The Arbitrage Fund I		267,785	3,419,619
			37,530,518

International Equity Funds : 4.44%
DFA International Small Cap Value Portfolio		152,848	2,583,134
Dodge & Cox International Stock Fund		107,491	3,838,510
Oppenheimer Developing Markets Fund		90,758	3,194,689
T. Rowe Price International Discovery Fund		53,644	2,599,063
Templeton Institutional Foreign Equity Fund		193,569	3,830,725
Thornburg International Value Fund		402,077	11,535,591
Wells Fargo Advantage Emerging Markets Equity Fund (l)		142,219	3,204,194
			30,785,906

International Fixed Income Funds : 4.65%
Oppenheimer International Bond Fund		4,929,648	32,239,895

U.S. Equity Funds : 9.76%
American Century Growth Fund		169,387	4,839,395
Eaton Vance Large Cap Value Fund		857,868	17,723,547
MFS Value Fund		648,043	17,795,266
Royce Pennsylvania Mutual Fund		518,808	6,386,529
T. Rowe Price Blue Chip Growth Fund		140,705	6,776,339
Wells Fargo Advantage Endeavor Select Fund (l)†		329,522	3,878,477
Wells Fargo Advantage Large Cap Growth Fund (l)		108,114	3,853,189
Wells Fargo Advantage Small Cap Value Fund (l)		189,491	6,361,200
			67,613,942

U.S. Fixed Income Funds : 51.28%
PIMCO High Yield Fund		3,346,748	32,396,518
Wells Fargo Advantage Government Securities Fund (l)		11,624,786	129,035,121
Wells Fargo Advantage Short Duration Government Bond Fund (l)		18,815,440	193,799,030
			355,230,669
Total Investment Companies (Cost $647,605,461)			682,542,915
Short-Term Investments : 1.61%
	Yield
Investment Companies : 0.10%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%	657,700	657,700

1

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)         WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 1.51%
U.S. Treasury Bill #(z)		0.06%	3-7-2013	$5,485,000	$5,484,945
U.S. Treasury Bill #(z)		0.10	3-28-2013	4,985,000	4,984,612
					10,469,557

Total Short-Term Investments (Cost $11,127,257)					11,127,257

Total investments in securities (Cost $658,732,718)*	100.13%				693,670,172
Other assets and liabilities, net	(0.13)				(897,746)

Total net assets	100.00%				$692,772,426

(l)	Investment in an affiliate
†	Non-income-earning security
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $664,971,338 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$36,443,182
Gross unrealized depreciation	(7,744,348)

Net unrealized appreciation	$28,698,834

2

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio (the “Portfolio”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Futures contracts

The Portfolio may be subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investment in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Investment companies	$523,400,930	$159,141,985	$0	$682,542,915
Short-term investments
Investment companies	657,700	0	0	657,700
U.S. Treasury securities	0	10,469,557	0	10,469,557

	$524,058,630	$169,611,542	$0	$693,670,172

As of February 28, 2013, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$2,006,623	$0	$0	$2,006,623

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

Investments in affiliates

As of February 28, 2013, the Portfolio own the following percentages in the affiliated Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Core Bond Portfolio	4%
Wells Fargo Advantage Emerging Growth Portfolio	1
Wells Fargo Advantage Equity Value Portfolio	6
Wells Fargo Advantage International Growth Portfolio	7
Wells Fargo Advantage Small Company Value Portfolio	4

A summary of the Portfolio’s transaction in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the nine months ended February 28, 2013 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund	153,813	10,659	22,253	142,219	$3,204,194
Wells Faro Advantage Endeavor Select Fund	798,016	72,753	541,247	329,522	3,878,477
Wells Fargo Advantage Government Securities Fund	11,004,448	1,321,665	701,327	11,624,786	129,035,121
Wells Fargo Advantage Large Cap Growth Fund	0	284,906	176,792	108,114	3,853,189
Wells Fargo Advantage Short Duration Government Bond Fund	18,153,755	1,558,589	896,904	18,815,440	193,799,030
Wells Fargo Advantage Small Cap Value Fund	202,358	27,751	40,618	189,491	6,361,200
Wells Fargo Advantage Strategic Large Cap Growth Fund	255,200	7,480	262,680	0	0

					$340,131,211

Derivative transactions

As of February 28, 2013, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2013, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at February 28, 2013	Unrealized gains (losses)
3-14-2013	111 Short	S&P 500 Index	$41,994,075	$(262,679)
3-14-2013	93 Long	S&P 500 Index	35,184,225	2,143,232
3-15-2013	280 Long	MSCI EAFE Index	23,224,600	275,555
3-15-2013	233 Long	Russell 2000 Index	21,207,660	45,941
3-15-2013	87 Long	MSCI Emerging Markets Index	4,558,365	(188,526)
6-19-2013	243 Short	30-Year U.S. Treasury Bonds	34,938,844	(10,226)
6-19-2013	18 Long	10-Year U.S. Treasury Notes	2,367,844	3,326

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO     PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name				Value
Investment Companies : 99.71%
Affiliated Master Portfolios : 21.55%
Wells Fargo Advantage Emerging Growth Portfolio				$5,739,235
Wells Fargo Advantage Equity Value Portfolio				6,346,189
Wells Fargo Advantage International Growth Portfolio				6,825,372
Wells Fargo Advantage Small Company Value Portfolio				5,683,080
				24,593,876

			Shares
International Equity Funds : 23.54%
DFA International Small Cap Value Portfolio			135,193	2,284,754
Dodge & Cox International Stock Fund			94,068	3,359,155
Oppenheimer Developing Markets Fund			78,990	2,780,433
T. Rowe Price International Discovery Fund			47,322	2,292,729
Templeton Institutional Foreign Equity Fund			168,198	3,328,631
Thornburg International Value Fund			349,344	10,022,681
Wells Fargo Advantage Emerging Markets Equity Fund (l)			123,686	2,786,639
				26,855,022

U.S. Equity Funds : 54.62%
American Century Growth Fund			249,723	7,134,598
Eaton Vance Large Cap Value Fund			542,654	11,211,236
MFS Value Fund			410,526	11,273,048
Royce Pennsylvania Mutual Fund			463,443	5,704,982
T. Rowe Price Blue Chip Growth Fund			207,824	10,008,815
Wells Fargo Advantage Endeavor Select Fund †(l)			484,228	5,699,368
Wells Fargo Advantage Large Cap Growth Fund (l)			159,206	5,674,088
Wells Fargo Advantage Small Cap Value Fund (l)			167,484	5,622,437
				62,328,572

Total Investment Companies (Cost $91,657,499)				113,777,470

		Yield
Short-Term Investments : 0.34%
Investment Companies : 0.34%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.13%	394,140	394,140

Total Short-Term Investments (Cost $394,140)				394,140

Total investments in securities (Cost $92,051,639)*	100.05%			114,171,610
Other assets and liabilities, net	(0.05)			(58,670)

Total net assets	100.00%			$114,112,940

(l)	Investment in an affiliate
†	Non-income-earning security
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $92,762,056 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$22,312,360
Gross unrealized depreciation	(902,806)

Net unrealized appreciation	$21,409,554

1

Wells Fargo Advantage WealthBuilder Equity Portfolio (the “Portfolio”)

Notes to Portfolio of Investments –February 28, 2013 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments in registered open-end investment companies are valued at net asset value.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Investment companies	$89,183,594	$24,593,876	$0	$113,777,470
Short-term investments
Investment companies	394,140	0	0	394,140

	$89,577,734	$24,593,876	$0	$114,171,610

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

Investments in affiliates

As of February 28, 2013, the Portfolio owned the following percentages of the Master Portfolios:

Percentage
Wells Fargo Advantage Emerging Growth Portfolio	1%
Wells Fargo Advantage Equity Value Portfolio	4%
Wells Fargo Advantage International Growth Portfolio	6%
Wells Fargo Advantage Small Company Value Portfolio	3%

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the nine months ended February 28, 2013 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity fund	136,165	4,821	17,300	123,686	$2,786,639
Wells Fargo Advantage Endeavor Select Fund	526,399	4,820	46,991	484,228	5,699,368
Wells Fargo Advantage Large Cap Growth Fund	0	168,611	9,405	159,206	5,674,088
Wells Fargo Advantage Strategic Large Cap Growth Fund	167,651	322	167,973	0	0
Wells Fargo Advantage Small Cap Value Fund	183,559	9,506	25,581	167,484	5,622,437

					$19,782,532

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO     PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name		Shares	Value
Investment Companies : 94.35%
Affiliated Master Portfolios : 23.01%
Wells Fargo Advantage Core Bond Portfolio			$18,832,805
Wells Fargo Advantage Emerging Growth Portfolio			10,791,828
Wells Fargo Advantage Equity Value Portfolio			16,164,945
Wells Fargo Advantage International Growth Portfolio			13,043,778
Wells Fargo Advantage Small Company Value Portfolio			10,714,008
			69,547,364

Alternative Investment Funds : 5.16%
AQR Managed Futures Strategy Fund		142,189	1,419,049
ING Global Real Estate Fund		280,315	5,157,791
PIMCO CommodityRealReturn Strategy Fund		1,162,203	7,600,810
The Arbitrage Fund		110,894	1,416,118
			15,593,768

International Equity Funds : 17.10%
DFA International Small Cap Value Portfolio		254,829	4,306,608
Dodge & Cox International Stock Fund		180,488	6,445,231
Oppenheimer Developing Markets Fund		151,938	5,348,208
T. Rowe Price International Discovery Fund		88,827	4,303,679
Templeton Institutional Foreign Equity Fund		326,407	6,459,593
Thornburg International Value Fund		677,155	19,427,574
Wells Fargo Advantage Emerging Markets Equity Fund (l)		238,256	5,367,898
			51,658,791

International Fixed Income Funds : 2.68%
Oppenheimer International Bond Fund		1,236,293	8,085,358
			8,085,358

U.S. Equity Funds : 37.48%
American Century Growth Fund		283,949	8,112,422
Eaton Vance Large Cap Value Fund		1,436,118	29,670,206
MFS Value Fund		1,080,707	29,676,214
Royce Pennsylvania Mutual Fund		873,513	10,752,948
T. Rowe Price Blue Chip Growth Fund		236,504	11,390,026
Wells Fargo Advantage Endeavor Select Fund †(l)		552,526	6,503,225
Wells Fargo Advantage Large Cap Growth Fund (l)		181,900	6,482,931
Wells Fargo Advantage Small Cap Value Fund (l)		318,094	10,678,418
			113,266,390

U.S. Fixed Income Funds : 8.92%
PIMCO High Yield Fund		837,614	8,108,106
Wells Fargo Advantage Government Securities Fund (l)		1,698,044	18,848,290
			26,956,396

Total Investment Companies (Cost $252,153,687)			285,108,067

Short-Term Investments : 5.56%
	Yield
Investment Companies : 0.32%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%	966,950	966,950

1

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)    WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

Security name		Yield	Maturity date	Principal		Value
U.S. Treasury Securities : 5.24%
U.S. Treasury Bill #(z)		0.05%	3-7-2013	$ $	8,635,000 8,634,914
U.S. Treasury Bill #(z)		0.10	3-28-2013		7,215,000 7,214,439
					15,849,353
Total Short-Term Investments (Cost $16,816,323)					16,816,303
Total investments in securities (Cost $268,970,010)*	99.91%				301,924,370
Other assets and liabilities, net	0.09				267,609
Total net assets	100.00%				$302,191,979

†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $277,440,588 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$36,991,178
Gross unrealized depreciation	(12,507,396)

Net unrealized appreciation	$24,483,782

2

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (“the Portfolio”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Futures contracts

The Portfolio may be subject to interest rate risk, equity price risk, and foreign currency exchange contract risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

1

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in Securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investment companies	$215,560,703	$69,547,364	$0	$285,108,067
Short-term investments
Investment companies	966,950	0	0	966,950
U.S. Treasury securities	0	15,849,353	0	15,849,353

	$235,360,458	$66,563,912	$0	$301,924,370

As of February 28, 2013, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$2,630,454	$0	$0	$2,630,454

+	[Futures contracts and forward foreign currency contracts] are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2

Investments in affiliates

As of February 28, 2013, the Portfolio owns the following percentages of the Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Core Bond Portfolio	0%*
Wells Fargo Advantage Emerging Growth Portfolio	1%
Wells Fargo Advantage Equity Value Portfolio	10%
Wells Fargo Advantage International Growth Portfolio	11%
Wells Fargo Advantage Small Company Value Portfolio	6%

*	The amount invested is less than 1%

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the nine months ended February 28, 2013 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund	253,570	25,062	40,376	238,256	$5,367,898
Wells Fargo Advantage Endeavor Select Fund	1,316,587	61,918	825,979	552,526	6,503,225
Wells Fargo Advantage Government Securities Fund	1,531,634	885,735	719,325	1,698,044	18,848,290
Wells Fargo Advantage Strategic Large Cap Growth Fund	422,994	1,128	424,122	0	0
Wells Fargo Advantage Small Cap Value Fund	326,886	40,511	49,303	318,094	10,678,418
Wells Fargo Advantage Large Cap Growth Fund	0	444,330	262,430	181,900	6,482,931

					$47,880,762

Derivative transactions

As of February 28, 2013, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

2

At February 28, 2013, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at February 28, 2013	Unrealized gains (losses)
3-14-2013	121 Long	S&P 500 Index	$45,777,325	$2,788,506
3-14-2013	179 Short	S&P 500 Index	67,720,175	(340,236)
3-15-2013	385 Long	Russell 2000 Index	35,042,700	75,910
3-15-2013	461 Long	MSCI EAFE Index	38,237,645	426,339
3-15-2013	144 Long	MSCI Emerging Markets Index	7,544,880	(307,691)
6-19-2013	5 Long	10-Year U.S. Treasury Notes	657,734	924
6-19-2013	316 Short	30-Year U.S. Treasury Bonds	45,434,875	(13,298)

3

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO        PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name			Value
Investment Companies : 95.21%
Affiliated Master Portfolios : 24.56%
Wells Fargo Advantage Core Bond Portfolio			$80,174,942
Wells Fargo Advantage Emerging Growth Portfolio			21,749,213
Wells Fargo Advantage Equity Value Portfolio			32,623,992
Wells Fargo Advantage International Growth Portfolio			26,296,267
Wells Fargo Advantage Small Company Value Portfolio			21,639,655
			182,484,069

		Shares
Alternative Investment Funds : 5.21%
AQR Managed Futures Strategy Fund		353,638	3,529,307
ING Global Real Estate Fund		696,430	12,814,314
PIMCO CommodityRealReturn Strategy Fund		2,888,096	18,888,147
The Arbitrage Fund I		275,233	3,514,731
			38,746,499

International Equity Funds : 14.01%
DFA International Small Cap Value Portfolio		513,556	8,679,102
Dodge & Cox International Stock Fund		364,134	13,003,225
Oppenheimer Developing Markets Fund		306,496	10,788,643
T. Rowe Price International Discovery Fund		179,094	8,677,105
Templeton Institutional Foreign Equity Fund		657,892	13,019,683
Thornburg International Value Fund		1,362,586	39,092,580
Wells Fargo Advantage Emerging Markets Equity Fund (l)		480,560	10,827,014
			104,087,352

International Fixed Income Funds : 4.51%
Oppenheimer International Bond Fund		5,120,212	33,486,190
U.S. Equity Funds : 30.73%
American Century Growth Fund		572,643	16,360,399
Eaton Vance Large Cap Value Fund		2,898,153	59,875,833
MFS Value Fund		2,179,345	59,844,809
Royce Pennsylvania Mutual Fund		1,761,929	21,689,341
T. Rowe Price Blue Chip Growth Fund		476,438	22,945,275
Wells Fargo Advantage Endeavor Select Fund †(l)		1,112,668	13,096,100
Wells Fargo Advantage Large Cap Growth Fund (l)		366,098	13,047,741
Wells Fargo Advantage Small Cap Value Fund (l)		641,437	21,533,031
			228,392,529

U.S. Fixed Income Funds : 16.19%
PIMCO High Yield Fund		3,469,065	33,580,549
Wells Fargo Advantage Government Securities Fund (l)		7,815,911	86,756,615
			120,337,164

Total Investment Companies (Cost $624,659,504)			707,533,803

	Yield
Short-Term Investments : 4.88%
Investment Companies : 0.36%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%	2,652,130	2,652,130

1

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)        WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO

Security name	Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 4.52%
U.S. Treasury Bill #(z)	0.06%	3-7-2013	$18,500,000	$18,499,815
U.S. Treasury Bill #(z)	0.10	3-28-2013	15,095,000	15,093,742
				33,593,557

Total Short-Term Investments (Cost $36,245,687)				36,245,687

Total investments in securities (Cost $660,905,191)*	100.09%			743,779,490
Other assets and liabilities, net	(0.09)			(663,175)

Total net assets	100.00%			$743,116,315

(l)	Investment in an affiliate
†	Non-income-earning security
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $660,737,216 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$84,677,675
Gross unrealized depreciation	(1,635,401)

Net unrealized appreciation	$83,042,274

2

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (the “Portfolio”)

Notes to Portfolio of Investments—February 28, 2013 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Futures contracts

The Portfolio may be subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Investment companies	$525,049,734	$182,484,069	$0	$707,533,803
Short-term investments
Investment companies	2,652,130	0	0	2,652,130
U.S. Treasury securities	0	33,593,557	0	33,593,557

	$527,701,864	$216,077,626	$0	$743,779,490

As of February 28, 2013, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$6,535,179	$0	$0	$6,535,179

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

Investments in affiliates

As of February 28, 2013, the Portfolio own the following percentages in the affiliated Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Core Bond Portfolio	2%
Wells Fargo Advantage Emerging Growth Portfolio	2
Wells Fargo Advantage Equity Value Portfolio	20
Wells Fargo Advantage International Growth Portfolio	23
Wells Fargo Advantage Small Company Value Portfolio	12

A summary of the Portfolio’s transaction in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the nine months ended February 28, 2013 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund	518,379	37,644	75,463	480,560	$10,827,014
Wells Fargo Advantage Endeavor Select Fund	2,692,532	74,535	1,654,399	1,112,668	13,096,100
Wells Fargo Advantage Government Securities Fund	7,078,891	2,973,309	2,236,289	7,815,911	86,756,615
Wells Fargo Advantage Large Cap Growth Fund	0	902,887	536,789	366,098	13,047,741
Wells Fargo Advantage Small Cap Value Fund	672,291	56,646	87,500	641,437	21,533,031
Wells Fargo Advantage Strategic Large Cap Growth Fund	861,206	3,592	864,798	0	0

					$145,260,501

Derivative transactions

As of February 28, 2013, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2013, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at February 28, 2013	Unrealized gains (losses)
3-14-2013	297 Long	S&P 500 Index	$112,362,525	$6,844,514
3-14-2013	361 Short	S&P 500 Index	136,575,325	(686,030)
3-15-2013	292 Long	MSCI Emerging Markets Index	15,299,340	(624,172)
3-15-2013	777 Long	Russell 2000 Index	70,722,540	153,201
3-15-2013	929 Long	MSCI EAFE Index	77,055,905	875,972
6-19-2013	24 Long	10-Year U.S. Treasury Notes	3,157,125	4,434
6-19-2013	778 Short	30-Year U.S. Treasury Bonds	111,861,813	(32,740)

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOPORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name		Shares	Value
Investment Companies : 97.10%
Affiliated Master Portfolios : 22.39%
Wells Fargo Advantage Core Bond Portfolio			$106,895,387
Wells Fargo Advantage Emerging Growth Portfolio			14,414,257
Wells Fargo Advantage Equity Value Portfolio			21,427,128
Wells Fargo Advantage International Growth Portfolio			17,221,388
Wells Fargo Advantage Small Company Value Portfolio			14,239,995
			174,198,155

Alternative Investment Funds : 5.29%
AQR Managed Futures Strategy Fund		377,113	3,763,587
ING Global Real Estate Fund		737,932	13,577,948
PIMCO CommodityRealReturn Strategy Fund		3,069,590	20,075,119
The Arbitrage Fund		292,650	3,737,134
			41,153,788

International Equity Funds : 8.78%
DFA International Small Cap Value Portfolio		340,443	5,753,492
Dodge & Cox International Stock Fund		238,919	8,531,802
Oppenheimer Developing Markets Fund		200,848	7,069,835
T. Rowe Price International Discovery Fund		119,192	5,774,858
Templeton Institutional Foreign Equity Fund		430,473	8,519,051
Thornburg International Value Fund		891,253	25,570,049
Wells Fargo Advantage Emerging Markets Equity Fund (l)		314,108	7,076,858
			68,295,945

International Fixed Income Funds : 4.59%
Oppenheimer International Bond Fund		5,458,557	35,698,963
			35,698,963

U.S. Equity Funds : 19.34%
American Century Growth Fund		376,644	10,760,730
Eaton Vance Large Cap Value Fund		1,907,472	39,408,363
MFS Value Fund		1,445,339	39,689,014
Royce Pennsylvania Mutual Fund		1,159,392	14,272,115
T. Rowe Price Blue Chip Growth Fund		312,891	15,068,813
Wells Fargo Advantage Endeavor Select Fund †(l)		729,839	8,590,203
Wells Fargo Advantage Large Cap Growth Fund (l)		240,152	8,559,024
Wells Fargo Advantage Small Cap Value Fund (l)		420,779	14,125,564
			150,473,826

U.S. Fixed Income Funds : 36.71%
PIMCO High Yield Fund		3,698,716	35,803,567
Wells Fargo Advantage Government Securities Fund (l)		9,637,551	106,976,811
Wells Fargo Advantage Short Duration Government Bond Fund (l)		13,861,360	142,772,011
			285,552,389

Total Investment Companies (Cost $706,266,934)			755,373,066

Short-Term Investments : 3.01%
	Yield
Investment Companies : 0.35%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.13%	2,690,496	2,690,496

1

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 2.66%
U.S. Treasury Bill #(z)		0.05%	3-7-2013	$11,260,000	$11,259,887
U.S. Treasury Bill #(z)		0.10	3-28-2013	9,460,000	9,459,264
					20,719,151

Total Short-Term Investments (Cost $23,409,673)					23,409,647

Total investments in securities (Cost $729,676,607)*	100.11%				778,782,713
Other assets and liabilities, net	(0.11)				(844,397)

Total net assets	100.00%				$777,938,316

†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $737,939,118 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$54,872,503
Gross unrealized depreciation	(14,028,908)

Net unrealized appreciation	$40,843,595

2

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (“the Portfolio”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Futures contracts

The Portfolio may be subject to interest rate risk, equity price risk, and foreign currency exchange contract risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in Securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investment companies	$581,174,911	$174,198,155	$0	$755,373,066
Short-term investments
Investment companies	2,690,496	0	0	2,690,496
U.S. Treasury securities	0	20,719,151	0	20,719,151

	$583,865,407	$194,917,306	$0	$778,782,713

As of February 28, 2013, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$4,445,410	$0	$0	$4,445,410

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2

Investments in affiliates

As of February 28, 2013, the Portfolio owns the following percentages of the Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Core Bond Portfolio	3%
Wells Fargo Advantage Emerging Growth Portfolio	1%
Wells Fargo Advantage Equity Value Portfolio	13%
Wells Fargo Advantage International Growth Portfolio	15%
Wells Fargo Advantage Small Company Value Portfolio	8%

*	The amount invested is less than 1%

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the nine months ended February 28, 2013 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund	328,569	17,660	32,121	314,108	$7,076,858
Wells Fargo Advantage Endeavor Select Fund	1,704,402	103,630	1,078,193	729,839	8,590,203
Wells Fargo Advantage Government Securities Fund	8,760,362	1,974,940	1,097,751	9,637,551	106,976,811
Wells Fargo Advantage Large Cap Growth Fund	0	589,850	349,698	240,152	8,559,024
Wells Fargo Advantage Strategic Large Cap Growth Fund	546,175	11,245	557,420	0	0
Wells Fargo Advantage Small Cap Value Fund	430,384	43,548	53,153	420,779	14,125,564
Wells Fargo Advantage Short Duration Government Bond Fund	12,856,095	2,376,012	1,370,747	13,861,360	142,772,011

					$288,100,471

Derivative transactions

As of February 28, 2013, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2013, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at February 28, 2013	Unrealized gains (losses)
3-14-2013	206 Long	S&P 500 Index	$77,934,950	$4,747,373
3-14-2013	244 Short	S&P 500 Index	92,311,300	(560,637)
3-15-2013	609 Long	MSCI EAFE Index	50,513,505	585,661
3-15-2013	191 Long	MSCI Emerging Markets Index	10,007,445	(409,611)
3-15-2013	509 Long	Russell 2000 Index	46,329,180	100,360
6-19-2013	540 Short	30-Year U.S. Treasury Bonds	77,641,875	(22,724)
6-19-2013	27 Long	10-Year U.S. Treasury Notes	3,551,766	4,988

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO      PORTFOLIO OF INVESTMENTS —- February 28, 2013 (UNAUDITED)

Security name				Value
Investment Companies : 93.26%
Affiliated Master Portfolios : 21.93%
Wells Fargo Advantage Emerging Growth Portfolio				$16,526,253
Wells Fargo Advantage Equity Value Portfolio				24,795,687
Wells Fargo Advantage International Growth Portfolio				19,960,997
Wells Fargo Advantage Small Company Value Portfolio				16,352,525
				77,635,462

			Shares
International Equity Funds : 22.33%
DFA International Small Cap Value Portfolio			390,253	6,595,268
Dodge & Cox International Stock Fund			276,214	9,863,587
Oppenheimer Developing Markets Fund			232,146	8,171,549
T. Rowe Price International Discovery Fund			135,834	6,581,148
Templeton Institutional Foreign Equity Fund			498,965	9,874,514
Thornburg International Value Fund			1,036,226	29,729,338
Wells Fargo Advantage Emerging Markets Equity Fund (l)			364,271	8,207,017
				79,022,421

U.S. Equity Funds : 49.00%
American Century Growth Fund			434,651	12,417,988
Eaton Vance Large Cap Value Fund			2,200,090	45,453,855
MFS Value Fund			1,654,779	45,440,234
Royce Pennsylvania Mutual Fund			1,337,106	16,459,776
T. Rowe Price Blue Chip Growth Fund			362,370	17,451,730
Wells Fargo Advantage Endeavor Select Fund (l)†			846,314	9,961,113
Wells Fargo Advantage Large Cap Growth Fund(l)			278,407	9,922,425
Wells Fargo Advantage Small Cap Value Fund (l)			486,440	16,329,799
				173,436,920

Total Investment Companies (Cost $284,341,863)				330,094,803

	Yield
Short-Term Investments : 6.70%
Investment Companies : 0.83%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.13%		2,933,199	2,933,199

		Maturity date	Principal
U.S. Treasury Securities : 5.87%
U.S. Treasury Bill #(z)	0.05	3-7-2013	$6,300,000	6,299,937
U.S. Treasury Bill #(z)	0.10	3-28-2013	14,485,000	14,483,873
				20,783,810

Total Short-Term Investments (Cost $23,717,049)				23,717,009

Total investments in securities (Cost $308,058,912)*	99.96%			353,811,812
Other assets and liabilities, net	0.04			138,520

Total net assets	100.00%			$353,950,332

(l)	Investment in an affiliate
†	Non-income-earning security
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

1

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)        WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $317,772,136 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$46,546,077
Gross unrealized depreciation	(10,506,401)

Net unrealized appreciation	$36,039,676

2

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (the “Portfolio”)

Notes to Portfolio of Investments –February 28, 2013 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Futures contracts

The Portfolio may be subject to equity price risk and foreign currency exchange contract risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Investment companies	$252,459,341	$77,635,462	$0	$330,094,803
Short-term investments
Investment companies	2,933,199	0	0	2,933,199
U.S. Treasury securities	20,783,810	0	0	20,783,810

	$276,176,350	$77,635,462	$0	$353,811,812

As of February 28, 2013, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$(368,346)	$0	$0	$(368,346)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

Investments in affiliates

As of February 28, 2013, the Portfolio owned the following percentages of the Master Portfolios:

Percentage
Wells Fargo Advantage Emerging Growth Portfolio	2%
Wells Fargo Advantage Equity Value Portfolio	15%
Wells Fargo Advantage International Growth Portfolio	17%
Wells Fargo Advantage Small Company Value Portfolio	9%

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the nine months ended February 28, 2013 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund	412,099	43,123	90,951	364,271	$8,207,017
Wells Fargo Advantage Endeavor Select Fund	2,170,521	82,613	1,406,820	846,314	9,961,113
Wells Fargo Advantage Large Cap Growth Fund	0	718,768	440,361	278,407	9,922,425
Wells Fargo Advantage Strategic Large Cap Growth Fund	692,895	2,768	695,663	0	0
Wells Fargo Advantage Small Cap Value Fund	541,954	67,667	123,181	486,440	16,329,799

					$44,420,354

Derivative transactions

As of February 28, 2013, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2013, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at February 28, 2013	Unrealized gains (losses)
3-14-2013	305 Short	S&P 500 Index	$115,389,125	$(715,420)
3-15-2013	243 Long	MSCI Emerging Markets Index	12,731,985	(520,531)
3-15-2013	648 Long	Russell 2000 Index	58,980,960	127,766
3-15-2013	774 Long	MSCI EAFE Index	64,199,430	739,839

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 26, 2013

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	April 26, 2013

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	April 26, 2013